Acquisitions - Acquired Intangible Assets Useful Lives (Details)	Jul. 31, 2026
Customer agreements and relationships
Acquisitions
Acquired intangible assets estimated useful lives (Year)	10 years
Customer agreements and relationships | OrderMine
Acquisitions
Acquired intangible assets estimated useful lives (Year)	10 years
Customer agreements and relationships | Idelic
Acquisitions
Acquired intangible assets estimated useful lives (Year)	10 years
Customer agreements and relationships | Drivin
Acquisitions
Acquired intangible assets estimated useful lives (Year)	8 years
Existing technologies | OrderMine
Acquisitions
Acquired intangible assets estimated useful lives (Year)	6 years
Existing technologies | Idelic
Acquisitions
Acquired intangible assets estimated useful lives (Year)	6 years
Existing technologies | Drivin
Acquisitions
Acquired intangible assets estimated useful lives (Year)	6 years
Trade names | Idelic
Acquisitions
Acquired intangible assets estimated useful lives (Year)	2 years
Trade names | Drivin
Acquisitions
Acquired intangible assets estimated useful lives (Year)	8 years
Non-compete covenants | Idelic
Acquisitions
Acquired intangible assets estimated useful lives (Year)	3 years
Non-compete covenants | Drivin
Acquisitions
Acquired intangible assets estimated useful lives (Year)	3 years